                                  UNITEDSTATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Selz Capital LLC
Address: 1370 Avenue of the Americas(24th Floor)
         New York, NY 10019

Form l3F File Number: 28-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Bernard Selz
Title: Managing Member
Phone: (212) 554-5077

Signature, Place, and Date of Signing:


    /s/ Bernard Selz               New York, NY          APRIL 22, 2010
----------------------------   --------------------   --------------------
        [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
----------------------    ---------------
28-                       None
   ------------------

[Repeat as necessary]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-
Form 13F Information Table Entry Total:          54
Form 13F Information Table Value Total:     314,299
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number       Name
----   -----------------------    -----------------
       28-                        None
----      -----------------

[Repeat as necessary.]

SELZ CAPITAL, LLC

File Number: 028-10873

COLUMN 1                         COLUMN 2             COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6          COLUMN 8
-------------------------------  -------------------- ---------- ---------- ---------------  ----------- -------------------------
                                                                   VALUE      SHARES/ PRN     INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS       CUSIP       (X$1000)   AMOUNT/PUT-CALL  DISCRETION    SOLE   SHARED   NONE
-------------------------------  -------------------- ---------- ---------- ---------------- ----------- --------- ------ --------
ENERGY XXI (BERMUDA) LTD         USD UNRS SHS         G10082140      1,433       80,000   SH     SOLE       30,000   --     50,000
EVEREST RE GROUP LTD             COM                  G3223R108      2,023       25,000   SH     SOLE        7,000   --     18,000
ACE LTD                          SHS                  H0023R105     10,460      200,000   SH     SOLE      100,000   --    100,000
MILLICOM INTL CELLULAR SA        SHS NEW              L6388F110      3,673       41,200   SH     SOLE         --     --     41,200
ALLIANCE HOLDINGS GP LP          COM UNITS LP         01861G100      1,032       32,000   SH     SOLE         --     --     32,000
ALLIANCE RES PARTNER LP          UT LTD PART          01877R108     12,573      300,000   SH     SOLE       98,000   --    202,000
AMERICREDIT CORP                 NOTE 0.75% 9/15/11   03060RAP6      1,574    1,570,000   PRN    SOLE    1,570,000   --       --
ANNALY CAP MGMT INC              NOTE 4.00% 2/15/15   035710AA0      2,028    2,000,000   PRN    SOLE    1,000,000   --  1,000,000
ANNALY CAP MGMT INC              COM                  035710409     16,888      983,000   SH     SOLE      400,000   --    583,000
APOLLO INVT CORP                 COM                  03761U106      6,365      500,000   SH     SOLE      148,000   --    352,000
ATLAS ENERGY INC                 COM                  049298102      9,007      289,440   SH     SOLE       81,000   --    208,440
BEST BUY INC                     COM                  086516101      9,784      230,000   SH     SOLE       79,000   --    151,000
BOARDWALK PIPELINE PARTNERS      UT LTD PARTNER       096627104      5,952      200,000   SH     SOLE       58,000   --    142,000
CAPITALSOURCE INC                SDCV 4.00% 7/15/34   14055XAE2      7,852    8,200,000   PRN    SOLE    2,161,000   --  6,039,000
CARMIKE CINEMAS INC              COM                  143436400        277       20,000   SH     SOLE        7,000   --     13,000
CELGENE CORP                     COM                  151020104      4,337       70,000   SH     SOLE       25,000   --     45,000
CENTRAL EUROPEAN DIST CORP       NOTE 3.00% 3/15/13   153435AA0     10,189   11,400,000   PRN    SOLE    3,080,000   --  8,320,000
COMPTON PETE CORP                COM                  204940100        851      919,000   SH     SOLE         --     --    919,000
COPANO ENERGY LLC                COM UNITS            217202100      7,239      300,000   SH     SOLE       92,000   --    208,000
CORNING INC                      COM                  219350105      6,063      300,000   SH     SOLE      126,000   --    174,000
CROSSTEX ENERGY LP               COM                  22765U102        860       80,000   SH     SOLE       40,000   --     40,000
ELIXIR GAMING TECHNOLOGIES I     COM                  28661G105         96      384,900   SH     SOLE         --     --    384,900
ENERGY TRANSFER PRTNRS LP        UNIT LTD PARTN       29273R109      4,686      100,000   SH     SOLE       28,000   --     72,000
EQUINIX INC                      COM NEW              29444U502      5,860       60,200   SH     SOLE       15,500   --     44,700
FERRO CORP                       NOTE 6.50% 8/15/13   315405AL4      9,721   10,100,000   PRN    SOLE    3,010,000   --  7,090,000
FLAMEL TECHNOLOGIES SA           SPONSORED ADR        338488109      5,655      659,900   SH     SOLE      189,900   --    470,000
GENESIS ENERGY LP                UNIT LTD PARTN       371927104      4,873      250,000   SH     SOLE       46,000   --    204,000
GOLDCORP INC NEW                 COM                  380956409      1,122       30,000   SH     SOLE         --     --     30,000
ICONIX BRAND GROUP INC           NOTE 1.875% 6/30/12  451055AB3     11,175   12,000,000   PRN    SOLE    3,240,000   --  8,760,000
ICONIX BRAND GROUP INC           COM                  451055107     11,827      770,000   SH     SOLE      350,000   --    420,000
INERGY LP                        UNIT LTD PTNR        456615103     12,451      329,400   SH     SOLE       88,000   --    241,400
KKR FINANCIAL HLDGS LLC          NOTE 7.00% 7/15/12   48248AAB4      2,000    2,000,000   PRN    SOLE      540,000   --  1,460,000
KKR FINANCIAL HLDGS LLC          COM                  48248A306      4,105      500,000   SH     SOLE      207,000   --    293,000
K SEA TRANSN PARTNERS LP         COM                  48268Y101      1,076      120,000   SH     SOLE       37,000   --     83,000
KINDER MORGAN MANAGEMENT LLC     SHS                  49455U100      6,035      102,958   SH     SOLE       33,295   --     69,663
LEVEL 3 COMMUNICATIONS INC       NOTE 5.25% 12/15/11  52729NBF6      6,329    6,500,000   PRN    SOLE    2,380,000   --  4,120,000
MDC PARTNERS INC                 CL A SUB VTG         552697104      2,141      210,000   SH     SOLE         --     --    210,000
MACQUARIE INFRASTR CO LLC        MEMBERSHIP INT       55608B105     10,434      755,000   SH     SOLE      435,000   --    320,000
MAGELLAN MIDSTREAM PRTNRS LP     COM UNIT RP LP       559080106     12,025      252,999   SH     SOLE       72,737   --    180,262
NII HLDGS INC                    NOTE 3.125% 6/15/12  62913FAJ1     19,819   21,000,000   PRN    SOLE    6,010,000   -- 14,990,000
NUSTAR GP HOLDINGS LLC           UNIT RESTG LLC       67059L102      8,178      276,000   SH     SOLE       79,000   --    197,000
PRICE T ROWE GROUP INC           COM                  74144T108        549       10,000   SH     SOLE        3,000   --      7,000
REGAL ENTMT GROUP                CL A                 758766109        527       30,000   SH     SOLE       10,000   --     20,000
RESOURCE CAP CORP                COM                  76120W302      5,611      830,000   SH     SOLE      296,000   --    534,000
SPDR GOLD TRUST                  GOLD SHS             78463V107      5,511        2,600   CALL   SOLE          870   --      1,730
SAVVIS INC                       NOTE 3.00% 5/15/12   805423AA8     10,787   11,630,000   PRN    SOLE    3,180,000   --  8,450,000
SCHWEITZER-MAUDUIT INTL INC      COM                  808541106      2,378       50,000   SH     SOLE       16,200   --     33,800
SIRIUS SATELLITE RADIO INC       NOTE 3.25% 10/15/11  82966UAD5      6,668    7,000,000   PRN    SOLE    2,000,000   --  5,000,000
SWITCH & DATA FACILITIES COM     COM                  871043105      1,066       60,000   SH     SOLE       20,000   --     40,000
TEVA PHARMACEUTICAL INDS LTD     ADR                  881624209      3,154       50,000   SH     SOLE       16,000   --     34,000
VERIFONE HLDGS INC               NOTE 1.375% 6/15/12  92342YAB5      3,216    3,500,000   PRN    SOLE    1,010,000   --  2,490,000
WILLIAMS PARTNERS LP             COM UNIT LP          96950F104      8,046      200,000   SH     SOLE       72,000   --    128,000
WORLD ACCEP CORPORATION          NOTE 3.00% 10/01/11  981417AB4      4,738    5,000,000   PRN    SOLE    1,420,000   --  3,580,000
YAMANA GOLD INC                  COM                  98462Y100      1,980      200,000   SH     SOLE       74,000   --    126,000
                                                                   314,299